Dividends - Summary of dividends paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [Line Items]
Dividends paid during the year	$ 5,356	$ 4,250	$ 2,725
Dividends per share: paid during the year	$ 3.07	$ 2.35	$ 1.525
Final Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year	1.80	$ 1.80	$ 1.25
Special Dividends [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year	$ 2.43
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	$ 2,446	$ 1,725	$ 1,443
Interim dividend paid	1,666	1,530	604
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Previous year final dividend paid	731	523	473
Interim dividend paid	$ 513	$ 472	$ 205